Related party disclosures - Key management compensation (Details) - Key management personnel ₨ in Thousands, EquityInstruments in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) EquityInstruments	Mar. 31, 2018 INR (₨) EquityInstruments	Mar. 31, 2017 INR (₨) EquityInstruments
Related party disclosures
Short-term employee benefits	₨ 50,830	₨ 47,369	₨ 28,760
Contributions to defined contribution plans	22	22	22
Profit linked bonus	7,271	8,790	27,187
Directors Sitting fee's	8,587	9,947	2,762
Share based payment	179,884	447,848	353,271
Total compensation paid to key management personnel	₨ 246,593	₨ 513,976	₨ 412,002
Shares repurchased | EquityInstruments	0	0	7,982